EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2020-5
Start - End Dates:	4/2017 - 8/2020
Deal Loan Count:	74

Loan Level Tape Compare Upload

Loan Number	Field Name	Tape Data	Reviewer Data
733697	Loan Purpose	Cashout Refi	Rate and Term Refi
735978	Borrower 2 Self Employed Flag	No	Yes
735978	Original P&I	2305.62	2305.63
735986	Documentation Type	Alt Doc	No Ratio
736678	Debt to Income Ratio (Back)	47.2900	43.0732
736678	Debt to Income Ratio (Front)	38.2500	34.0278
737989	Borrower 1 Self Employed Flag	No	Yes
739821	Debt to Income Ratio (Back)	39.8780	35.9641
739821	Debt to Income Ratio (Front)	14.7540	10.7559
741612	Borrower 2 Self Employed Flag	No	Yes
741633	Borrower 1 Self Employed Flag	No	Yes
741633	Debt to Income Ratio (Back)	33.2470	27.8774
741633	Debt to Income Ratio (Front)	30.5500	25.1824
742554	Debt to Income Ratio (Back)	43.5170	39.0594
742554	Debt to Income Ratio (Front)	31.0700	25.9219
743555	Debt to Income Ratio (Back)	47.8020	45.5294
743555	Debt to Income Ratio (Front)	12.8670	9.5818
744804	Borrower 2 Self Employed Flag	No	Yes
744804	Debt to Income Ratio (Back)	28.1360	44.2656
744804	Debt to Income Ratio (Front)	8.6850	14.7983
746965	Debt to Income Ratio (Back)	39.2430	36.8677
746965	Debt to Income Ratio (Front)	16.1000	12.3115
738477	Debt to Income Ratio (Back)	32.5840	49.6876
738477	Representative Credit Score for Grading	708	705
738498	Original P&I	2601008.00	2601.08
738502	Property City	xxxxxx	xxxxxx
738502	Property Type	Detached PUD	SFR
738502	Representative Credit Score for Grading	685	708
746274	Combined LTV	50	40
746274	Original Appraised Value	xxxxxx	xxxxxx
746274	Original LTV	50	40
746274	Property Type	Detached PUD	SFR
746275	Debt to Income Ratio (Back)	38.7050	31.9456
746276	Property Type	Detached PUD	3 Family
747084	Original P&I	4241.60	3428.97
747085	Original P&I	3141.34	2360.77
747086	Debt to Income Ratio (Back)	36.2360	42.4626
747086	Original P&I	6182.59	5175.96
747300	Original P&I	2871.51	2202.03
743874	Documentation Type	Alt Doc/Bank Statements	Full Doc
743874	Original P&I	4156.06	3382.83
743874	Property Type	Detached PUD	SFR
745761	Documentation Type	Asset Depletion	Alt Doc/Bank Statements
745761	Original P&I	2967.88	1806.88
745761	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
745762	Original P&I	4983.82	3802.20
745762	Property Type	Detached PUD	SFR
746969	Original P&I	1502.80	1034.40
746969	Property Type	Detached PUD	SFR
746969	Representative Credit Score for Grading	698	695
747075	Original P&I	3194.44	2486.44
747075	Property Type	Detached PUD	SFR
746976	Origination Channel	Wholesale	Broker